Risk management - Summary of Reconciliation of Change in Fair Value of Financial Instruments Outstanding (Detail) - At fair value [member] - CAD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Balance, beginning of year		$ 9
Unrealized gain (loss) on financial instruments:
Commodity collars and swaps		(9)
Total fair value, end of year